Discontinued operations and Assets classified as held for sale - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Other operating income	$ 1,628	$ 392	$ 53
Administrative expenses	(34,697)	(25,414)	(59,335)
Profit/(loss) from discontinued operation, net of tax	87	(30,604)	(26,421)
Impairment losses on intangible assets reclassified to discontinued operations			17,601
Impairment losses on trade receivables and contract assets reclassified to discontinued operations			12,335
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Other operating income	164		4,986
Administrative expenses	(77)	(1,056)	(13,806)
Impairment loss on asset held for sale and derecognition of liability held for sale		(32,972)	(17,601)
R&D tax credit		3,424
Profit/(loss) from discontinued operation, net of tax	$ 87	$ (30,604)	$ (26,421)